Financial risk management - Summary Of Undiscounted Cash Flow (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	S/ 88,839,761	S/ 72,479,711
Derivative financial assets held for trading	233,425	207,949
Derivative financial liabilities held for trading	271,326	207,424
Derivative financial assets held for hedging	161,824	12,827
Derivative financial liabilities held for hedging		(14,881)
Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	47,489,999	38,487,359
Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	28,971	169,138
Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	10,372,481	4,616,216
Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	9,148,821	8,256,875
Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	16,320	139,685
Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	20,050,708	19,264,016
Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,732,461	1,546,422
Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	8,113,582	9,487,245
Derivative financial liabilities held for trading	8,144,540	9,541,669
Total	(30,958)	(54,424)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,948,589
Derivative financial assets held for hedging	1,788,828
Derivative financial liabilities held for hedging	1,681,067	2,072,477
Total	107,761	(123,888)
Not later than one month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	38,568,408	27,930,103
Not later than one month [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	37,415,275	26,754,258
Not later than one month [member] | Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	28,971	169,138
Not later than one month [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	319,026	325,577
Not later than one month [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	57,703	33,465
Not later than one month [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	5,001	6,715
Not later than one month [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	88,453	81,355
Not later than one month [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	653,979	559,595
Not later than one month [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	327,800	560,750
Derivative financial liabilities held for trading	320,566	568,321
Total	7,234	(7,571)
Not later than one month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	26,913	24,662
Derivative financial liabilities held for hedging	35,742	35,795
Total	(8,829)	(11,133)
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,153,078	3,160,416
Later than one month and not later than three months [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	2,345,526	2,257,708
Later than one month and not later than three months [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	500,321	388,083
Later than one month and not later than three months [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	42,939	191,676
Later than one month and not later than three months [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	7,497	108,953
Later than one month and not later than three months [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	173,892	159,989
Later than one month and not later than three months [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	82,903	54,007
Later than one month and not later than three months [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	364,140	264,648
Derivative financial liabilities held for trading	361,367	218,373
Total	2,773	46,275
Later than one month and not later than three months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,183
Derivative financial liabilities held for hedging		1,621
Total		(438)
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	5,814,131	9,141,370
Later Than Three Month And Not Later Than Twelve Months [Member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,672,558	5,366,257
Later Than Three Month And Not Later Than Twelve Months [Member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,000,789	2,020,864
Later Than Three Month And Not Later Than Twelve Months [Member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	227,599	883,923
Later Than Three Month And Not Later Than Twelve Months [Member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,822	22,990
Later Than Three Month And Not Later Than Twelve Months [Member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	773,570	715,321
Later Than Three Month And Not Later Than Twelve Months [Member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	135,793	132,015
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	1,406,563	933,967
Derivative financial liabilities held for trading	1,396,413	955,527
Total	10,150	(21,560)
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	26,947	326,708
Derivative financial liabilities held for hedging	44,453	353,888
Total	(17,506)	(27,180)
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	18,846,600	11,088,288
Later than one year and not later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	2,337,990	2,858,984
Later than one year and not later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	7,402,575	731,728
Later than one year and not later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	5,432,266	4,015,510
Later than one year and not later than five years [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,027
Later than one year and not later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,485,680	3,269,653
Later than one year and not later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	188,089	211,386
Later than one year and not later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	3,803,005	4,932,149
Derivative financial liabilities held for trading	3,860,894	5,012,558
Total	(57,889)	(80,409)
Later than one year and not later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	1,677,668	1,584,786
Derivative financial liabilities held for hedging	1,582,390	1,653,450
Total	95,278	(68,664)
Later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	22,457,544	21,159,534
Later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,718,650	1,250,152
Later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,149,770	1,149,964
Later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,388,314	3,132,301
Later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	15,529,113	15,037,698
Later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	671,697	589,419
Later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	2,212,074	2,795,731
Derivative financial liabilities held for trading	2,205,300	2,786,890
Total	6,774	8,841
Later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	57,300	11,250
Derivative financial liabilities held for hedging	18,482	27,723
Total	S/ 38,818	S/ (16,473)